Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 11,935,993	$ 11,841,161
Federal funds sold and overnight deposits	13,026,181	6,488,828
Total cash and cash equivalents	24,962,174	18,329,989
Securities held-to-maturity (fair value $42,234,000 at December 31, 2014 and $38,370,000 at December 31, 2013)	41,810,945	37,936,911
Securities available-for-sale	32,946,894	35,188,602
Restricted equity securities, at cost	3,332,450	3,632,850
Loans held-for-sale	26,250	209,500
Loans	447,804,955	439,908,926
Allowance for loan losses	(4,905,874)	(4,854,915)
Deferred net loan costs	303,394	300,429
Net loans	443,202,475	435,354,440
Bank premises and equipment, net	11,488,948	11,723,468
Accrued interest receivable	1,698,448	1,778,305
Bank owned life insurance (BOLI)	4,413,574	4,303,307
Core deposit intangible	818,081	1,090,781
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	1,238,320	1,105,525
Other assets	9,198,216	11,439,457
Total assets	586,711,044	573,667,404
Deposits:
Demand, non-interest bearing	88,758,469	82,156,154
Interest-bearing transaction accounts	125,388,872	126,578,052
Money market funds	88,820,124	81,960,677
Savings	77,029,722	69,906,147
Time deposits, $100,000 and over	45,284,645	46,928,443
Other time deposits	67,737,631	74,023,096
Total deposits	493,019,463	481,552,569
Repurchase agreements	28,542,961	29,644,615
Capital lease obligations	639,544	711,042
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	2,626,874	2,736,201
Total liabilities	537,715,842	527,531,427
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,142,475 and 5,078,707 shares issued at December 31, 2014 and 2013, respectively (including 16,642 and 13,448 shares issued February 1, 2015 and 2014, respectively)	12,856,188	12,696,768
Additional paid-in capital	29,359,300	28,612,308
Retained earnings	6,909,934	4,997,144
Accumulated other comprehensive loss	(7,443)	(47,466)
Less: treasury stock, at cost; 210,101 shares at December 31, 2014 and 2013	(2,622,777)	(2,622,777)
Total shareholders' equity	48,995,202	46,135,977
Total liabilities and shareholders' equity	$ 586,711,044	$ 573,667,404